Offsets	Nov. 22, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-38451
Initial Filing Date	Nov. 25, 2024
Fee Offset Claimed	$ 265,463.6
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Zuora, Inc.
Form or Filing Type	SC 14A
File Number	001-38451
Filing Date	Nov. 25, 2024
Fee Paid with Fee Offset Source	$ 265,463.6
Offset Note
(3)	Zuora, Inc. previously paid $265,463.60 upon the filing o f its Prelim inary Proxy Statement on Schedule 14A on November 2 5 , 2024 in connection with the transaction reported hereb y.